CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING - Schedule of Composition of Cash Collateral, Reverse Repurchase Agreements and Securities Borrowing (Details) - PEN (S/)
S/ in Thousands
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Cash collateral, reverse repurchase agreements and securities borrowing	S/ 2,177,200	S/ 1,033,177
Reverse repurchase agreement and security borrowings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Cash collateral, reverse repurchase agreements and securities borrowing	1,400,487	670,454
Cash collateral on repurchase agreements and security lendings
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Cash collateral, reverse repurchase agreements and securities borrowing	287,907	362,723
Financial transactions to be settled
Disclosure of cash collateral, reverse repurchase agreements and securities borrowings and payables from repurchase agreements and security lending [Line Items]
Cash collateral, reverse repurchase agreements and securities borrowing	S/ 488,806	S/ 0